FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF FINANCIAL ASSET WITH CASH AND TRADE ACCOUNTS RECEIVABLE
	December 31,	December 31,
	2022	2021

Cash and Cash Equivalents	$2,616	$8,470
Deposits	8	60
Trade receivables	1,373	857
Other Accounts Receivable	2,570	434
Total	$6,567	$9,821

SCHEDULE OF LIQUIDITY RISKS
	Contractual
	Carrying amounts	Within 1 year	over 1 year
Trade payables	$2,224	$2,224	$-
Other accounts payable	$956	$956	$-
Loans	$1,744	$1,403	$341
Lease liability	$886	$281	$605